Performance Management - THE COMMUNITY DEVELOPMENT FUND	Aug. 27, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year for the past eight calendar years and by showing how the Fund’s average annual total returns for 1 year and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available by calling toll-free to 1-844-445-4405.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year for the past eight calendar years and by showing how the Fund’s average annual total returns for 1 year and 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

Best Quarter:	Worst Quarter:
4.25%	(2.81)%
(12/31/23)	(3/31/22)

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2025 to March 31, 2025 was 2.14%.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of appropriate broad-based indexes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Availability Phone [Text]	1-844-445-4405
Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s performance from January 1, 2025 to March 31, 2025 was 2.14%
Bar Chart, Year to Date Return	2.14%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.81%)
Lowest Quarterly Return, Date	Mar. 31, 2022